Equity (Details) - Schedule of Equity Warrants - Warrant [Member]	6 Months Ended
Jun. 30, 2024 $ / shares shares
Schedule of Warrant Outstanding [Line Items]
Outstanding | shares	349,998
Weighted average exercise price | $ / shares	$ 3
August 28 2026 [Member]
Schedule of Warrant Outstanding [Line Items]
Outstanding | shares	250,000
Expiry date	Aug. 28, 2026
Weighted average exercise price | $ / shares	$ 3
March 12 2027 [Member]
Schedule of Warrant Outstanding [Line Items]
Outstanding | shares	99,998
Expiry date	Mar. 12, 2027
Weighted average exercise price | $ / shares	$ 3